FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Outstanding Foreign Currency Forward Contracts and Options (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Cash flow hedges | Anticipated Purchases, Maturity 2025
Disclosure of detailed information about hedged items [line items]
Amount to receive	$ 0		$ 1,200
Amount to pay		$ 0		$ 1,605
Cash flow hedges | Anticipated Purchases, Maturity 2026
Disclosure of detailed information about hedged items [line items]
Amount to receive	1,429		390
Amount to pay		1,955		519
Cash flow hedges | Anticipated Purchases, Maturity 2027
Disclosure of detailed information about hedged items [line items]
Amount to receive	609		0
Amount to pay		826		0
Cash flow hedges | Anticipated Purchases, Maturity 2028
Disclosure of detailed information about hedged items [line items]
Amount to receive	40		0
Amount to pay		54		0
Cash flow hedges | Anticipated Purchases, Maturity 2026 Thru 2039
Disclosure of detailed information about hedged items [line items]
Amount to receive	305		0
Amount to pay		397		0
Economic Hedges | Anticipated Purchases, Maturity 2026
Disclosure of detailed information about hedged items [line items]
Amount to receive	216		0
Amount to pay		285		0
Economic Hedges | Anticipated Purchases, Maturity 2027
Disclosure of detailed information about hedged items [line items]
Amount to receive	420		0
Amount to pay		565		0
Economic Hedges | Anticipated Purchases, Maturity 2028
Disclosure of detailed information about hedged items [line items]
Amount to receive	205		0
Amount to pay		275		0
Economic Hedges | Anticipated Purchases, Maturity 2029
Disclosure of detailed information about hedged items [line items]
Amount to receive	$ 45		$ 0
Amount to pay		$ 61		$ 0